Investments - Contractual maturities of available for sale securities and held to maturity income securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
AFS securities
Due less than one year, amortized cost	$ 2,052,251	$ 1,939,803
Due less than one year, fair value	2,060,365	1,952,250
Due after 1 through 5 years, amortized cost	10,075,087	8,521,090
Due after 1 through 5 years, fair value	10,305,986	8,877,512
Due after 5 through 10 years, amortized cost	5,474,120	4,701,391
Due after 5 through 10 years, fair value	5,507,450	5,065,158
Due after 10 years, amortized cost	2,385,406	2,427,680
Due after 10 years, fair value	2,475,233	2,790,996
Subtotal - amortized cost	19,986,864	17,589,964
Subtotal - fair value	20,349,034	18,685,916
Mortgage and asset-backed securities - amortized cost	7,125,010	8,954,842
Mortgage and asset-backed securities - fair value	7,151,102	9,161,004
Amortized cost of Fixed maturities	27,111,874	26,544,806
Fixed maturities, at fair value	27,500,136	27,846,920
Fixed maturities - HTM
Due less than one year, amortized cost	65,651	36,515
Due less than one year, fair value	66,766	37,580
Due after 1 through 5 years, amortized cost	240,802	195,121
Due after 1 through 5 years, fair value	255,322	205,562
Due after 5 through 10 years, amortized cost	455,633	377,541
Due after 5 through 10 years, fair value	492,095	420,008
Due after 10 years, amortized cost	1,778,158	1,886,974
Due after 10 years, fair value	1,974,844	2,239,688
Subtotal - amortized cost	2,540,244	2,496,151
Subtotal - fair value	2,789,027	2,902,838
Mortage and asset-backed securities - amortized cost	318,451	318,296
Mortgage and asset-backed securities - fair value	342,208	359,966
Amortized Cost	2,858,695	2,814,447
Fair Value	3,131,235	3,262,804
RMBS - Agency
AFS securities
Mortgage and asset-backed securities - amortized cost	3,540,101	5,054,097
Mortgage and asset-backed securities - fair value	3,546,122	5,255,493
Fixed maturities, at fair value	3,546,122	5,255,493
RMBS - Non-Agency
AFS securities
Mortgage and asset-backed securities - amortized cost	396,798	678,469
Mortgage and asset-backed securities - fair value	398,768	647,733
Fixed maturities, at fair value	398,768	647,733
Fixed maturities - HTM
Mortage and asset-backed securities - amortized cost	66,987	83,205
Mortgage and asset-backed securities - fair value	71,972	93,707
Amortized Cost	66,987	83,205
Fair Value	71,972	93,707
CMBS
AFS securities
Mortgage and asset-backed securities - amortized cost	1,223,313	1,010,794
Mortgage and asset-backed securities - fair value	1,246,795	1,077,251
Fixed maturities, at fair value	1,246,795	1,077,251
Fixed maturities - HTM
Mortage and asset-backed securities - amortized cost	144,924	12,751
Mortgage and asset-backed securities - fair value	156,788	14,799
Amortized Cost	144,924	12,751
Fair Value	156,788	14,799
CDO
AFS securities
Mortgage and asset-backed securities - amortized cost	754,414	784,999
Mortgage and asset-backed securities - fair value	717,313	709,816
Fixed maturities, at fair value	717,313	709,816
Other asset-backed securities
AFS securities
Mortgage and asset-backed securities - amortized cost	1,210,384	1,426,483
Mortgage and asset-backed securities - fair value	1,242,104	1,470,711
Fixed maturities, at fair value	1,242,104	1,470,711
Fixed maturities - HTM
Mortage and asset-backed securities - amortized cost	106,540	222,340
Mortgage and asset-backed securities - fair value	113,448	251,460
Amortized Cost	106,540	222,340
Fair Value	$ 113,448	$ 251,460